Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,479,003	$ 2,519,857
Unamortized debt issuance cost	(21,651)	(18,024)
Total	2,457,352	2,501,833
Short-term debt	10,190	10,190	$ 10,190
Non-current debt	$ 2,447,162	$ 2,491,643